UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2012

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7100 Forest Ave., Suite 303
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		October 22, 2012


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:		61

Form 13F Information Table Value Total:		118,817
						(thousands)


List of Other Included Managers:


NONE



FORM 13F INFORMATION TABLE

                                TITLE OF                  VALUE    SHARES OR SHR/ PUT/   INVEST  OTHER          VOT   AUTHORITY
NAME OF ISSUER                  CLASS        CUSIP        (x1000)  PRIN AMT  PRN  CALL   DISCRTN MGRS  SOLE     SHARED  NONE

ABBOTT LABS			COM	     002824100	  2855	    41645    SH		  SOLE	       40170	0	1475
AT&T INC                        COM          00206R102    2591      68718    SH           SOLE         65118    0       3600
ACCENTURE PLC IRELAND           CL A         G1151C101    2465      35200    SH           SOLE         33520    0       1680
AIR PDTS & CHEMICALS INC        COM          009158106    2263      27360    SH           SOLE         26160    0       1200
ALPS ETF TR                     ALERION MLP  00162Q866     819      49450    SH           SOLE         48650    0        800
AMERISOURCEBERGEN CORP          COM          03073E105    2269      58620    SH           SOLE         55870    0       2750
APPLE INC                       COM          037833100     390        585    SH           SOLE           524    0         61
ARCHER DANIELS MIDLAND CO       COM          039483102    2659      97820    SH           SOLE         93310    0       4510
BANK OF NY MELLON CORP          COM          064058100    2273     100481    SH           SOLE         96031    0       4450
BANK OF AMERICA CORPORATION     COM          060505104     512      57992    SH           SOLE         55992    0       2000
BARRICK GOLD CORP               COM          067901108    1050      25140    SH           SOLE         23240    0       1900
BAXTER INTL INC                 COM          071813109    2841      47140    SH           SOLE         45040    0       2100
BB&T CORP                       COM          054937107     922      27793    SH           SOLE         26455    0       1338
BECTON DICKINSON & CO           COM          075887109    2477      31524    SH           SOLE         29909    0       1615
BERKSHIRE HATHAWAY CL B         COM          084670702    3254      36891    SH           SOLE         34666    0       2225
BOARDWALK PIPELINE PARTNERS     UT LTD PTR   096627104    1208      43300    SH           SOLE         43300    0          0
CAPITAL ONE FINANCIAL           COM          14040H105     229       4024    SH           SOLE          4024    0          0
CHEVRON CORP                    COM          166764100     319       2738    SH           SOLE          2738    0          0
CISCO SYS INC                   COM          17275R102    2177     114012    SH           SOLE        107712   	0       6300
COMCAST CORP CLASS A            COM          20030N101    3800     106320    SH           SOLE        100320   	0       6000
CONOCOPHILLIPS                  COM          20825C104    1868      32670    SH           SOLE         30970    0       1700
CUMMINS INC                     COM          231021106     201       2175    SH           SOLE          2175    0          0
DIAGEO PLC                      SPON ADR     25243Q205    3467      30755    SH           SOLE         29305    0       1450
DISNEY WALT CO                  COM          254687106    3903      74648    SH           SOLE         71748    0       2900
DOMINION RES INC VA             COM          25746U109    3259      61560    SH           SOLE         58200    0       3360
EMERSON ELEC CO                 COM          291011104    2658      55055    SH           SOLE         52705    0       2350
EXXON MOBIL CORP                COM          30231G102    4456      48722    SH           SOLE         46472    0       2250
FLOWERS FOODS INC               COM          343498101    2570     127365    SH           SOLE        121290   	0       6075
GENERAL ELECTRIC CO             COM          369604103    2395     105450    SH           SOLE         99265    0       6185
HEINZ (H.J.)                    COM          423074103    2387      42670    SH           SOLE         40800    0       1870
HEWLETT PACKARD CO              COM          428236103    1221      71544    SH           SOLE         68644    0       2900
INTERNATIONAL BUSINESS MACHS    COM          459044103    3665      17668    SH           SOLE         16823    0        845
JOHNSON & JOHNSON               COM          478160104    3652      53001    SH           SOLE         50109    0       2892
LOEWS CORP                      COM          540424108    3012      72997    SH           SOLE         69472    0       3525
MARKET VECTORS GOLD MINER       ETF          57060U100    1754      32660    SH           SOLE         31685    0        975
MCDONALDS CORP                  COM 	     580135101     401       4370    SH           SOLE          4370    0          0
MCCORMICK & CO INC              COM NON VTG  579780206    3158      50900    SH           SOLE         48675    0       2225
MEDTRONIC INC                   COM          585055106     311       7214    SH           SOLE          7214    0          0
MICROSOFT CORP                  COM          594918104    2515      84501    SH           SOLE         80716    0       3785
NEWMARKET CORP                  COM          651587107     452       1833    SH           SOLE          1833    0          0
NEXTERA ENERGY INC              COM          65339F101    2422      34435    SH           SOLE         32635    0       1800
PAYCHEX INC                     COM          704326107     690      20716    SH           SOLE         20716    0          0
PEPSICO INC                     COM          713448108    3308      46748    SH           SOLE         44448    0       2300
PFIZER INC                      COM          717081103    4042     162660    SH           SOLE        156710   	0       5950
PHILLIPS 66			COM	     718546104     752      16237    SH           SOLE         15387    0        850
PHILIP MORRIS INTL INC          COM          718172109     216       2404    SH           SOLE          2404    0          0
POTLATCH CORP NEW		COM	     737630103	  1365	    36515    SH		  SOLE	       35115	0	1400
PROCTER & GAMBLE CO             COM          742718109     525       7564    SH           SOLE          6291    0       1273
ROYAL DUTCH SHELL PLC           SPONS ADR A  780259206     229       3299    SH           SOLE          3299    0          0
SCHLUMBERGER LTD                COM          806857108    2418      33425    SH           SOLE         32100    0       1325
SPDR GOLD TRUST                 GOLD SHRS    78463V107     581       3380    SH           SOLE          3380    0          0
TOTAL SYS SVCS                  COM          891906109    2215      93475    SH           SOLE         88925    0       4550
UNILEVER PLC                    SPONS ADR    904767704    2265      62025    SH           SOLE         59125    0       2900
VANGUARD EMERGING MRKTS         ETF          922042858     414	     9935    SH           SOLE          9635    0        300
VERIZON COMMUNICATIONS INC      COM          92343V104     388       8517    SH           SOLE          7260    0       1257
WAL-MART STORES INC             COM          931142103     232       3142    SH           SOLE          3042    0        100
WASTE MGMT INC DEL              COM          94106L109    2994      93340    SH           SOLE         88120    0       5220
WESTAR ENERGY INC               COM          95709T100    2219      74825    SH           SOLE         71275    0       3550
WILLIAMS COM INC DEL            COM          969457100    2931      83805    SH           SOLE         79955    0       3850
WILLIS GROUP HOLDINGS           COM          G96666105    2959      80155    SH           SOLE         76580    0       3575
WPX ENERGY INC                  COM          98212B103     974      58692    SH           SOLE         55722    0       2970